Leases - Additional Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Lessee, Lease, Description [Line Items]
Operating lease renewal term	10 years
Operating lease option to terminate term	1 year
Total lease expense		$ 22,123
Weighted average remaining lease term	9 years
Weighted average discount rate	4.90%
Minimum
Lessee, Lease, Description [Line Items]
Operating lease term	1 year
Maximum
Lessee, Lease, Description [Line Items]
Operating lease term	13 years